Share-based payment reserve - Sasol Long-term Incentive Scheme (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2019 item	Sep. 30, 2009	Jun. 30, 2020 ZAR (R) item R / shares shares	Jun. 30, 2019 ZAR (R) item shares	Jun. 30, 2018 ZAR (R) item shares
Share-based payment transaction
Number of shares authorised | shares			1,314,407,571	1,314,407,571	1,314,407,571
Long Term Incentive Equity Settled
Share-based payment transaction
Number of days from termination to settle valuation of share-based payment expense		40 days
Number of share options at the beginning of the year | item			6,619,597	6,796,488
Number of share options, LTIs granted | item			6,424,377	2,089,674
Number of share options, LTIs vested | item			(1,380,689)	(1,600,899)
Number of share options, Effect of CPTs and LTIs forfeited | item			(754,973)	(665,666)
Number of share options at the end of the year | item			10,908,312	6,619,597	6,796,488
Weighted average fair value at the beginning of the year | R			R 422.20	R 348.19
Weighted average fair value of LTIs granted | R			275.61	555.86
Weighted average fair value of LTIs vested | R			368.28	308.27
Weighted average fair value of Effect of CPTs and LTIs forfeited lapsed | R			378.19	360.19
Weighted average fair value at the end of the year | R			R 345.74	422.20	R 348.19
LTIs issued to qualifying employees who did not receive short-term incentives due to cash conservation measures | item	3,210,114
Remaining contractual vesting period of options outstanding			1 year 9 months 18 days
Exercise price of outstanding share options | R / shares			R 0
Average weighted market price of LTIs vested (after conversion to equity-settled) | R			R 254.70	R 507.50
Average fair value of options granted
Expected volatility			45.28%	26.17%
Expected dividend yield			4.34%	3.43%
Expected forfeiture rate			5.00%	5.00%
Long Term Incentive Equity Settled | Maximum
Share-based payment transaction
Number of shares authorised | shares			32,500,000
Percentage of share capital authorised to be issued under scheme			5.00%
Group management
Share-based payment transaction
Percentage of stock vesting period			50.00%
Group management | Minimum
Share-based payment transaction
Vesting period of partial awards			3 years
Average fair value of options granted
Vesting period			3 years	3 years
Group management | Maximum
Share-based payment transaction
Vesting period of partial awards			5 years
Average fair value of options granted
Vesting period			5 years	5 years
All other participants
Share-based payment transaction
Vesting period of partial awards			3 years
Average fair value of options granted
Vesting period			3 years	3 years
Rand | Long Term Incentive Equity Settled | Minimum
Average fair value of options granted
Risk-free interest rate			6.07%	6.90%
Rand | Long Term Incentive Equity Settled | Maximum
Average fair value of options granted
Risk-free interest rate			7.04%	7.87%
US dollar | Long Term Incentive Equity Settled | Minimum
Average fair value of options granted
Risk-free interest rate			0.39%	0.91%
US dollar | Long Term Incentive Equity Settled | Maximum
Average fair value of options granted
Risk-free interest rate			0.81%	1.56%